Derivative Liabilities (Details)	9 Months Ended
Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Annual dividend rate	0.00%
Expected life	5 years
Low [Member] | Derivative Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Annual dividend rate	0.00%
Expected life	4 months 2 days
Risk-free interest rate	1.14%
Expected volatility	65.38%
High [Member] | Derivative Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Annual dividend rate	0.00%
Expected life	5 years
Risk-free interest rate	1.93%
Expected volatility	92.96%